CONVERTIBLE NOTE, NET - Summary of warrants activity (Detail) - shares		12 Months Ended
	Jul. 22, 2020	Sep. 30, 2020
Warrants and Rights Note Disclosure [Abstract]
Number of shares, Beginning balance		0
Number of shares, Ending balance		109,567
Weighted average life, Grants	5 years
Weighted average life, Ending balance		4 years 10 months 2 days
Warrant Expirty Date July 29, 2025 [Member]
Warrants and Rights Note Disclosure [Abstract]
Number of shares, Grants		104,871
Weighted average life, Grants		5 years
Expiration dates, Grants		Jul. 29, 2025
Warrant Expirty Date September 25, 2025 [Member]
Warrants and Rights Note Disclosure [Abstract]
Number of shares, Grants		4,696
Weighted average life, Grants		5 years
Expiration dates, Grants		Sep. 25, 2025